Financial Instruments Owned And Financial Instruments Sold, But Not Yet Purchased (Tables)	12 Months Ended
Dec. 31, 2016
Trading Securities Balance Sheet Reported Amounts [Abstract]
Components Of Trading Securities Owned And Trading Securities Sold, But Not Yet Purchased

The components of financial instruments owned and financial instruments sold, but not yet purchased, at December 31, 2016 and 2015, are as follows (in thousands):

	December 31,
	2016	2015
Financial instruments owned:
U.S. government securities	$9,951	$45,167
U.S. government agency securities	89,833	116,949
Mortgage-backed securities:
Agency	305,774	205,473
Non-agency	28,402	33,319
Corporate securities:
Fixed income securities	299,946	203,910
Equity securities	32,044	31,642
State and municipal securities	159,095	112,983
	$925,045	$749,443
Financial instruments sold, but not yet purchased:
U.S. government securities	$362,536	$186,030
U.S. government agency securities	20,549	—
Mortgage-backed securities:
Agency	94,552	50,830
Non-agency	1	—
Corporate securities:
Fixed income securities	202,968	255,700
Equity securities	18,395	29,184
State and municipal securities	31	—
	$699,032	$521,744